UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07664

Name of Fund: BlackRock California Investment Quality Municipal Trust, Inc. (RAA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock California Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock California Investment Quality Municipal
Trust, Inc. (RAA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 132.5%

County/City/Special District/School District — 41.3%
Butte-Glenn Community College District, GO, Election 2002, Series C, 5.50%, 8/01/30	$500	$544,175
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	500	554,490
Los Alamitos Unified School District California, GO, School Facilities Improvement District No. 1, 5.50%, 8/01/33	500	534,690
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E, 5.75%, 9/01/34	410	435,830
Marysville Joint Unified School District California, GO, Election of 2006 (AGM), 5.50%, 8/01/32	95	100,598
Modesto Irrigation District, COP, Capital Improvements, Series A, 5.50%, 10/01/26	65	70,225
Rio Hondo Community College District California, GO, Election of 2009, Series B, 5.50%, 8/01/30	500	536,680
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	500	528,365
San Francisco Bay Area Rapid Transit District, GO, Election of 2004, Series B, 5.00%, 8/01/35	150	157,809
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series D, 5.00%, 8/01/32	250	256,095
Santa Ana Unified School District, GO, Election of 2008, Series A, 5.13%, 8/01/33	150	155,034
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A, 7.00%, 9/01/36	100	110,906
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	250	276,403

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Vacaville Unified School District California, GO, Election of 2001 (NPFGC), 5.00%, 8/01/30	$500	$502,715
West Contra Costa Unified School District, GO, Election of 2005, Series B (BHAC), 5.63%, 8/01/35	335	361,676
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	500	569,835

		5,695,526

Education — 9.2%
California Educational Facilities Authority, RB, Stanford University, Series Q, 5.25%, 12/01/32	500	518,400
University of California, RB:
Limited Project, Series D (NPFGC), 5.00%, 5/15/37	500	505,905
Series O, 5.75%, 5/15/29	210	237,991

		1,262,296

Health — 20.3%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	250	263,390
6.25%, 8/01/39	250	272,708
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	510	549,826
Catholic Healthcare West, Series A, 6.00%, 7/01/39	350	375,196
Providence Health & Services, Series C, 6.50%, 10/01/38	250	282,465
St. Joseph Health System, Series A, 5.75%, 7/01/39	535	556,202
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West:
Series E, 5.50%, 7/01/31	250	256,830
Series K (AGC), 5.50%, 7/01/41	240	245,686

		2,802,303

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK CALIFORNIA INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock California Investment Quality Municipal
Trust, Inc. (RAA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

State — 11.6%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	$340	$366,180
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	250	267,838
California State University, Refunding RB, Systemwide, Series C (NPFGC), 5.00%, 11/01/38	400	402,868
State of California, GO, Various Purpose, 6.50%, 4/01/33	490	555,547

		1,592,433

Transportation — 10.3%
County of Orange California, RB, Series B, 5.75%, 7/01/34	500	543,165
County of Sacramento California, RB, Senior Series B:
5.75%, 7/01/39	250	268,848
(AGC), 5.50%, 7/01/34	105	110,928
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	495	494,970

		1,417,911

Utilities — 39.8%
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	400	422,784
California State Department of Water Resources, Refunding RB, Central Valley Project, Series AE, 5.00%, 12/01/28	25	26,927
Chino Basin Regional Financing Authority California, RB, Inland Empire Utilities Agency, Series A (AMBAC), 5.00%, 11/01/33	200	200,994
City of Bakersfield California, RB, Series A (AGM), 5.00%, 9/15/32	350	357,119
City of Los Angeles California, Refunding RB, Series A, 5.75%, 6/01/34	35	38,838
Contra Costa Water District, Refunding RB, Series O (AMBAC), 5.00%, 10/01/24	600	639,162
East Bay Municipal Utility District, RB, Sub-Series A:
(AGM), 5.00%, 6/01/32	235	247,441
(NPFGC), 5.00%, 6/01/35	250	258,602
Eastern Municipal Water District California, COP:
Series A (NPFGC), 5.00%, 7/01/32	100	102,499
Series H, 5.00%, 7/01/35	300	308,487
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/35	500	512,310

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities (concluded)
Metropolitan Water District of Southern California, RB, Series A:
5.00%, 1/01/27	$40	$43,732
5.00%, 7/01/37	575	600,656
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	405	414,161
Sacramento Area Flood Control Agency, Special Assessment Bonds, Consolidated Capital Assessment District (BHAC), 5.50%, 10/01/28	75	83,085
Sacramento Municipal Utility District, Refunding RB, Series U (AGM), 5.00%, 8/15/27	155	164,489
San Diego County Water Authority, Refunding RB, Series A, 5.00%, 5/01/27	40	42,745
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/39	250	263,227
Series A, 5.00%, 8/01/29	100	104,249
Series A, 5.25%, 8/01/38	500	523,120
Series B, 5.13%, 8/01/29	50	53,001
Southern California Public Power Authority, RB:
Southern Transmission Project, Series B, 6.00%, 7/01/27	25	27,991
Transmission Project, (NPFGC), 5.50%, 7/01/20	40	40,151

		5,475,770

Total Municipal Bonds – 132.5%		18,246,239

Municipal Bonds Transferred to Tender Option Bond Trusts (a)

California — 15.8%
County/City/Special District/School District — 11.5%
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	480	537,992
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	508	534,001
Santa Clara County Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	495	517,479

		1,589,472

Education - 2.4%
University of California, RB, Series O, 5.75%, 5/15/34	300	336,837

2	BLACKROCK CALIFORNIA INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2010

Schedule of Investments (concluded)	BlackRock California Investment Quality Municipal
Trust, Inc. (RAA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (a)	Par (000)	Value

California (concluded)

Utilities — 1.9%
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	$250	$256,964

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 15.8%		2,183,273

Total Long-Term Investments (Cost – $19,479,775) – 148.3%		20,429,512

Short-Term Securities	Shares

CMA California Municipal Money Fund, 0.04% (b)(c)	441,806	441,806

Total Short-Term Securities (Cost – $441,806) – 3.2%		441,806

Total Investments (Cost – $19,921,581*) – 151.5%		20,871,318
Other Assets Less Liabilities – 0.4%		60,941
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (8.9)%		(1,233,879)
Preferred Shares, at Redemption Value – (43.0)%		(5,925,306)

Net Assets Applicable to Common Shares – 100.0%		$13,773,074

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$18,713,599

Gross unrealized appreciation	$962,431
Gross unrealized depreciation	(37,596)

Net unrealized appreciation	$924,835

(a)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at July 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

CMA California Municipal Money Fund	1,637,526	(1,195,720)	441,806	$143

(c)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Trust’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$20,429,512	—	$20,429,512
Short-Term Securities	$441,806	—	—	441,806

Total	$441,806	$20,429,512	—	$20,871,318

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK CALIFORNIA INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2010	3

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Investment Quality Municipal Trust, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: June 28, 2010